FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The valuation methods used to measure the Plan’s financial instruments at fair value are as follows:
•Common stocks and mutual funds are measured at fair value using a market approach based on quotations from national securities exchanges or published NAVs and are categorized in Level 1 of the fair value hierarchy.
•Common collective trusts: Fair value for these investments is determined based on NAV as a practical expedient, using the fair value of the underlying investments. In accordance with the Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements and Disclosures, investments measured at NAV per share (or its equivalent) are not classified in the fair value hierarchy. The Plan’s common collective trust investments are generally redeemable on a daily basis at NAV with no advance notice requirements; however, such redemptions may be subject to the terms of the trust, including the potential for in-kind distributions, delayed settlement, or temporary suspension under certain circumstances. These investments do not have any unfunded commitments.
The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

	As of December 31, 2025
	Fair Value Hierarchy				Total Fair Value
	Level 1	Level 2	Level 3	Other
Total Mutual Funds	$573,382,592	$—	$—	$—	$573,382,592
Common Collective Trusts	—	—	—	570,589,069	570,589,069
PBF Energy Inc. Class A common stock	16,282,677	—	—	—	16,282,677
Investments, at fair value	$589,665,269	$—	$—	$570,589,069	$1,160,254,338

	As of December 31, 2024
	Fair Value Hierarchy				Total Fair Value
	Level 1	Level 2	Level 3	Other
Total Mutual Funds	$504,778,757	$—	$—	$—	$504,778,757
Common Collective Trusts	—	—	—	466,962,956	466,962,956
PBF Energy Inc. Class A common stock	13,141,195	—	—	—	13,141,195
Investments, at fair value	$517,919,952	$—	$—	$466,962,956	$984,882,908